SCHEDULE OF REMAINING CONTRACTUAL MATURITY FOR NON-DERIVATIVE FINANCIAL LIABILITIES (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Current trade payables		$ 1,113,658	$ 2,805,764
Other current payables		648,926
Borrowings	[1]	3,527,965	5,622,926
Other borrowings	[2]	489,850	356,431
Other liabilities		473,260	310,696
Lease liabilities		73,238	$ 93,777
Lease liabilities		75,781
Financial liabilities at amortised cost		6,329,440
On demand or within one year [member]
IfrsStatementLineItems [Line Items]
Current trade payables		1,113,658
Other current payables		648,926
Borrowings		3,527,965
Other borrowings		412,698
Other liabilities		473,260
Lease liabilities		34,644
Financial liabilities at amortised cost		6,211,151
One to two years [member]
IfrsStatementLineItems [Line Items]
Current trade payables
Other current payables
Borrowings
Other borrowings		77,152
Other liabilities
Lease liabilities		32,571
Financial liabilities at amortised cost		109,723
Two to five years [member]
IfrsStatementLineItems [Line Items]
Current trade payables
Other current payables
Borrowings
Other borrowings
Other liabilities
Lease liabilities		8,566
Financial liabilities at amortised cost		$ 8,566

[1]	Bank borrowings carry a weighted average effective interest rate at 4% (2025: 4%).
[2]	Included in other borrowings, a principal amount of USD489,850 (2025: USD356,431) was unsecured, interest bearing at 3.6% to 8.0% p.a. (2025: interest free or interest bearing at 3.6% p.a). USD77,152 were repayable between one to two years, all remaining balances were repayable within one year after the end of the reporting period.